                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:     December 31, 2005
                                              -------------------------------


Check here if Amendment  [ ]            Amendment Number :
                                                           --------

 This Amendment (Check only one): [ ] is a restatement
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        MSD Capital, L.P.
             ---------------------------------------------
Address:     645 Fifth Avenue, 21st Floor
             ---------------------------------------------
             New York, NY  10022
             ---------------------------------------------

Form 13F File Number:                     28-        5391
                                                 -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc R. Lisker, Esq.
             ----------------------------------------------------
Title:       General Counsel, MSD Capital, L.P.
             ----------------------------------------------------
Phone:       (212) 303-1668
             ----------------------------------------------------

Signature, Place, and Date of Signing:

    /s /Marc R. Lisker              New York, NY           February 14, 2006
----------------------------    ---------------------   ----------------------
       (Signature)                  (City, State)              (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                              ------------
Form 13F Information Table Entry Total:             9
                                              ------------
Form 13F Information Table Value Total:          485,864  (thousands)
                                              ------------

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                           FORM 13F INFORMATION TABLE

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         Column 1               Column 2     Column 3   Column 4         Column 5              Column 6   Column 7     Column 8
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                                                         Value     Shrs or                    Investment   Other    Voting Authority
     Name of Issuer          Title of Class   Cusip    (X $1,000)  prn amt    SH/PRN Put/Call Discretion  Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
DARLING INTL INC                   COM       237266101   36,906   9,296,127     SH               SOLE           9,296,127  0     0
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR THRIFTY AUTOMOTIVE GP       COM       256743105   91,351   2,532,600     SH               SOLE           2,532,600  0     0
------------------------------------------------------------------------------------------------------------------------------------
GREENFIELD ONLINE INC              COM       395150105    5,088     868,193     SH               SOLE             868,193  0     0
------------------------------------------------------------------------------------------------------------------------------------
IHOP CORP                          COM       449623107   98,516   2,100,100     SH               SOLE           2,100,100  0     0
------------------------------------------------------------------------------------------------------------------------------------
LAWSON SOFTWARE                    COM       520780107   45,752   6,224,800     SH               SOLE           6,224,800  0     0
------------------------------------------------------------------------------------------------------------------------------------
SCHOOL SPECIALTY INC.              COM       807863105   71,098   1,951,100     SH               SOLE           1,951,100  0     0
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STEAK N SHAKE CO                   COM       857873103   47,135   2,780,800     SH               SOLE           2,780,800  0     0
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TYLER TECHNOLOGIES INC             COM       902252105   28,598   3,257,123     SH               SOLE           3,257,123  0     0
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U S I HLDGS                        COM       90333H101   61,420   4,460,396     SH               SOLE           4,460,396  0     0
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

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.